ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited		August 31, 2007
Portfolio of Investments †
(Amounts in $000s)	$Par/Shares	Value

CORPORATE BONDS 79.4%
FINANCIAL INSTITUTIONS 17.4%
Banking 5.5%
Bank of America Capital Trust, 5.625%, 3/8/35	1,347	1,208
BB&T Capital Trust II, 6.75%, 6/7/36	710	730
BBVA Bancomer SA, 6.008%, 5/17/22 (1)	1,000	978
Credit Agricole SA, 6.637%, 5/29/49 (1)	800	754
Credit Suisse Guernsey, 5.86%, 5/29/49	1,000	948
FBOP Capital Trust II, 10.00%, 1/15/09 (1)	800	840
HBOS, 5.92%, 9/29/49 (1)	800	782
HSBC Bank USA, 4.625%, 4/1/14 (2)	1,040	977
Independence Community Bank, 3.75%, 4/1/14	205	201
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	230	217
Lloyds TSB, 6.267%, 12/31/49 (1)	800	735
Mizuho Capital Investment, 6.686%, 12/31/49 (1)	560	535
MUFG Capital Finance, 6.346%, 7/29/49	650	623
Sovereign Capital Trust VI, 7.908%, 6/13/36	650	708
Sumitomo Mitsui Banking, 5.625%, 7/29/49
(Tender 10/15/15) (1)	1,675	1,600
		11,836
Brokerage 2.8%
Goldman Sachs Capital I, 6.345%, 2/15/34	2,433	2,208
Jefferies Group, 5.875%, 6/8/14	626	620
Jefferies Group, 6.25%, 1/15/36	1,150	1,049
Legg Mason, 6.75%, 7/2/08	880	885
Merrill Lynch, 6.05%, 5/16/16	1,000	988
Morgan Stanley, 6.25%, 8/9/26 (2)	205	200
		5,950
Finance Companies 1.9%
Capital One IV, 6.745%, 2/17/37 (2)	2,300	1,973
CIT Group, 6.00%, 4/1/36	204	150
General Motors Acceptance Corp., 5.625%, 5/15/09	2,130	1,979
		4,102
Insurance 3.6%
AGFC Capital Trust I, 6.00%, 1/15/67 (1)	300	279
Fund American Companies, 5.875%, 5/15/13	375	371
Genworth Financial, 6.15%, 11/15/66	600	553
Lincoln National, 6.05%, 4/20/17	335	316
Mangrove Bay PTC, 6.102%, 7/15/33 (1)	1,200	1,196
MetLife, 6.40%, 12/15/36	605	549
Nationwide Mutual Insurance, 6.60%, 4/15/34 (1)	330	319
NLV Financial, 7.50%, 8/15/33 (1)	440	444
Ohio National Financial Services, 6.35%, 4/1/13 (1)	195	200
Principal Financial Group, 6.05%, 10/15/36	280	270
Principal Mutual Life Insurance, 8.00%, 3/1/44 (1)	405	427
RLI Corporation, 5.95%, 1/15/14	235	231
Security Benefit Life Insurance, 7.45%, 10/1/33 (1)	175	189
Torchmark, 6.375%, 6/15/16	500	513
Travelers Companies, 6.25%, 3/15/67	605	577
WellPoint, 4.25%, 12/15/09	550	538
WellPoint, 5.00%, 1/15/11	365	362
Willis North America, 6.20%, 3/28/17	500	481
		7,815
Real Estate Investment Trusts 3.6%
AMB Property, , REIT, 5.90%, 8/15/13	500	509
Archstone Smith Operating Trust, 5.625%, 8/15/14	215	213
Avalonbay Communities, 4.95%, 3/15/13 (2)	885	850
Camden Property Trust, 4.375%, 1/15/10 (2)	1,330	1,300
Developers Diversified Realty, 3.875%, 1/30/09	325	319
ERP Operating, 5.25%, 9/15/14	500	476
Federal Realty Investment Trust, 6.00%, 7/15/12	455	467
Hospitality Properties Trust, 5.625%, 3/15/17	760	717
Kimco Reallty, 4.904%, 2/18/15	885	826
Mack-Cali Realty, 5.125%, 2/15/14	245	234
Mack-Cali Realty, 5.80%, 1/15/16	155	152
Reckson Operating, 6.00%, 3/31/16	700	672
Regency Centers, 5.875%, 6/15/17	440	434
Simon Property Group, 5.75%, 12/1/15	590	584
		7,753
Total Financial Institutions		37,456
INDUSTRIAL 49.7%
Basic Industry 2.4%
Boise Cascade, 7.125%, 10/15/14	435	400
Celulosa Arauco y Constitucion SA, 5.125%, 7/9/13 (2)	478	458
Lubrizol, 4.625%, 10/1/09	885	871
Placer Dome, 6.45%, 10/15/35	1,350	1,388
Steel Dynamics, 6.75%, 4/1/15 (1)	375	359
Weyerhaeuser, 7.375%, 3/15/32	1,285	1,286
Xstrata Finance Canada, 5.50%, 11/16/11 (1)	500	505
		5,267
Capital Goods 2.4%
Boeing, 8.75%, 8/15/21 (2)	760	990
CRH America, 6.40%, 10/15/33	880	824
Lafarge, 6.15%, 7/15/11	445	462
Northrop Grumman, 7.125%, 2/15/11	705	747
Northrop Grumman, 7.75%, 3/1/16	435	498
Oakmont Asset Trust, 4.514%, 12/22/08 (1)	295	291
Owens Corning, 6.50%, 12/1/16	605	602
Sealed Air, 5.375%, 4/15/08 (1)	440	439
Waste Management, 7.375%, 5/15/29	220	238
		5,091
Communications 20.6%
America Movil, 6.375%, 3/1/35	2,122	2,064
American Tower, 7.125%, 10/15/12	465	469
AT&T, 6.45%, 6/15/34	790	792
AT&T Corp., STEP, 7.30%, 11/15/11	690	739
AT&T Broadband, 8.375%, 3/15/13	2,385	2,667
AT&T Wireless, 7.875%, 3/1/11	1,710	1,842
Comcast, 4.95%, 6/15/16	3,760	3,483
Comcast, 5.875%, 2/15/18	610	596
Cox Communications, 7.125%, 10/1/12	890	940
Echostar DBS, 5.75%, 10/1/08	220	219
France Telecom, STEP, 7.75%, 3/1/11	1,735	1,856
Idearc, 8.00%, 11/15/16	230	228
News America, 6.15%, 3/1/37	2,285	2,111
News America, 6.20%, 12/15/34	2,210	2,054
Qwest, 6.50%, 6/1/17 (1)	975	946
Rogers Wireless, 6.375%, 3/1/14	3,340	3,394
Sprint Capital, 6.875%, 11/15/28	1,295	1,259
Sprint Capital, 6.90%, 5/1/19 (2)	2,895	2,945
Sprint Capital, 8.375%, 3/15/12	1,730	1,908
Telecom Italia Capital, 5.25%, 11/15/13	2,505	2,450
Telefonica Emisiones, 6.221%, 7/3/17 (2)	825	831
Telefonica Emisiones, 6.421%, 6/20/16	1,195	1,222
Time Warner Cable, 5.40%, 7/2/12 (1)	1,685	1,671
Time Warner Entertainment, 7.25%, 9/1/08	1,045	1,054
Time Warner Entertainment, 8.375%, 7/15/33	2,990	3,474
Verizon Global Funding, 7.75%, 12/1/30	880	1,002
Viacom, 5.625%, 8/15/12	955	954
Videotron, 6.875%, 1/15/14	175	167
Vodafone Group, 5.625%, 2/27/17	810	783
Windstream, 8.625%, 8/1/16	420	440
		44,560
Consumer Cyclical 8.2%
Centex, 5.45%, 8/15/12	885	807
D.R. Horton, 6.50%, 4/15/16	605	539
DaimlerChrysler, 6.50%, 11/15/13	260	269
DaimlerChrysler, VR, 5.81%, 8/3/09	975	973
Federated Department Stores, 5.35%, 3/15/12	395	387
Ford Motor Credit, 7.375%, 10/28/09	1,600	1,505
Ford Motor Credit, VR, 6.93%, 1/15/10	1,475	1,357
Harrah's Operating, 5.50%, 7/1/10	2,060	1,939
J.C. Penney, 7.375%, 8/15/08	1,090	1,103
J.C. Penney, 9.00%, 8/1/12	765	871
Lennar, 5.60%, 5/31/15	450	399
Lennar, 5.95%, 10/17/11	285	272
MDC Holdings, 5.375%, 12/15/14 (2)	885	811
NVR, 5.00%, 6/15/10 (2)	225	219
Pulte Homes, 5.20%, 2/15/15	785	651
Royal Caribbean Cruises, 7.00%, 6/15/13	900	879
Ryland Group, 5.375%, 1/15/15 (2)	235	203
Speedway Motorsports, 6.75%, 6/1/13	435	430
Time Warner, 5.875%, 11/15/16	2,000	1,960
Viacom, 6.25%, 4/30/16	2,020	2,021
		17,595
Consumer Non-Cyclical 5.2%
Bunge Finance, 5.90%, 4/1/17	1,500	1,442
Cardinal Health, VR, 5.63%, 10/2/09 (1)	730	730
Delhaize Group, 6.50%, 6/15/17 (1)	225	234
Fortune Brands, 5.125%, 1/15/11	1,000	977
Highmark, 6.80%, 8/15/13 (1)	880	923
Hospira, 4.95%, 6/15/09	1,180	1,178
Kroger, 8.05%, 2/1/10	1,340	1,417
Medtronic, 4.75%, 9/15/15	885	832
Panamerican Beverages, 7.25%, 7/1/09	435	444
PepsiAmericas, 4.875%, 1/15/15	775	740
Reynolds American, 6.50%, 7/15/10	665	677
Reynolds American, 7.25%, 6/1/13	600	620
Teva Pharmaceutical Finance, 5.55%, 2/1/16	1,010	981
		11,195
Energy 8.2%
Amerada Hess, 7.875%, 10/1/29	1,678	1,923
Canadian Natural Resources, 6.45%, 6/30/33	1,060	1,047
Chesapeake Energy, 6.50%, 8/15/17 (2)	715	679
Devon Financing, 6.875%, 9/30/11	240	254
Devon Financing, 7.875%, 9/30/31	2,430	2,861
Diamond Offshore Drilling, 5.15%, 9/1/14	880	848
Encana, 4.60%, 8/15/09	1,045	1,038
Encana, 6.50%, 8/15/34	665	674
Halliburton, 5.50%, 10/15/10	880	891
Newfield Exploration, 6.625%, 9/1/14 (2)	435	418
OPTI Canada, 7.875%, 12/15/14 (1)	460	462
Petro-Canada, 5.95%, 5/15/35	1,245	1,168
PF Export Receivables Master Trust, 6.436%, 6/1/15 (1)	123	125
Sunoco, 4.875%, 10/15/14	390	368
Sunoco, 5.75%, 1/15/17	600	590
Valero Energy, 6.125%, 6/15/17	2,140	2,155
XTO Energy, 5.65%, 4/1/16	825	809
XTO Energy, 6.75%, 8/1/37	795	816
YPF Sociedad Anonima, 10.00%, 11/2/28	550	631
		17,757
Industrial Other 0.1%
Leucadia National, 7.00%, 8/15/13	175	169
		169
Technology 0.4%
National Semiconductor, 6.15%, 6/15/12	435	444
Xerox, 5.50%, 5/15/12	440	433
		877
Transportation 2.2%
Burlington Northern Santa Fe, 5.65%, 5/1/17	800	787
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,300	1,252
Canadian National Railway, 6.25%, 8/1/34	1,085	1,071
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	875	847
Norfolk Southern, 5.59%, 5/17/25	423	388
Norfolk Southern, 7.25%, 2/15/31	457	501
		4,846
Total Industrial		107,357
UTILITY 12.3%
Electric 8.3%
Appalachian Power, 6.375%, 4/1/36	500	493
Black Hills, 6.50%, 5/15/13	1,285	1,300
Centerpoint Energy, 7.25%, 9/1/10	880	923
Consumers Energy, 5.80%, 9/15/35	1,000	944
Duke Energy Carolinas, 6.10%, 6/1/37	1,000	988
El Paso Electric, 6.00%, 5/15/35 (2)	600	563
Entergy Louisiana, 5.83%, 11/1/10	540	540
Florida Power & Light, 6.20%, 6/1/36	245	250
Jersey Central Power & Light, 5.65%, 6/1/17 (1)	1,590	1,563
MidAmerican Energy, 6.125%, 4/1/36	650	631
Monongahela Power, 5.70%, 3/15/17 (1)	540	549
Nevada Power, 5.875%, 1/15/15	665	658
Nevada Power, 6.75%, 7/1/37	840	821
NRG Energy, 7.25%, 2/1/14	150	149
NRG Energy, 7.375%, 2/1/16	290	286
Pacific Gas & Electric, 4.80%, 3/1/14	595	569
Pacific Gas & Electric, 6.05%, 3/1/34	645	640
Progress Energy, 5.625%, 1/15/16	1,450	1,440
Public Service Electric & Gas, 5.70%, 12/1/36	810	763
Public Service of New Mexico, 4.40%, 9/15/08	435	428
Southern California Edison, 4.65%, 4/1/15	745	709
Teco Energy, 7.00%, 5/1/12	1,000	1,008
Virginia Electric & Power, 4.50%, 12/15/10	435	427
Westar Energy, 5.10%, 7/15/20	880	835
Xcel Energy, 7.00%, 12/1/10	435	454
		17,931
Natural Gas 4.0%
Atmos Energy, 5.95%, 10/15/34 (2)	565	520
Boardwalk Pipelines, 5.50%, 2/1/17	570	549
Duke Capital, 6.25%, 2/15/13	1,145	1,169
Duke Capital, 6.75%, 7/15/18	1,015	1,058
El Paso Natural Gas, 5.95%, 4/15/17 (1)	300	299
Enterprise Products Operations, 4.95%, 6/1/10	495	493
Enterprise Products Operations, 6.30%, 9/15/17	1,270	1,276
Kinder Morgan Finance, 5.70%, 1/5/16	2,000	1,798
Northwest Pipeline, 5.95%, 4/15/17	750	743
Panhandle Eastern Pipeline, 4.80%, 8/15/08	205	203
Piedmont Natural Gas, 6.00%, 12/19/33	175	172
Southern Natural Gas, 5.90%, 4/1/17 (1)	300	291
Williams Companies, 7.75%, 6/15/31	25	26
		8,597
Total Utility		26,528

Total Corporate Bonds (Cost $175,677)		171,341

ASSET-BACKED SECURITIES 0.2%
Car Loan 0.2%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	300	300
Total Asset-Backed Securities (Cost $300)		300
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.5%
Commercial Mortgage Backed Securities 3.5%
American Tower Trust
Series 2007-1A, Class D , CMO
5.957%, 4/15/37 (1)	1,000	951

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	550	532

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	476	473

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AAB, CMO
5.53%, 9/11/41	610	609

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	610	599

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class AAB, CMO
5.608%, 10/15/48	450	455

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	300	309

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	600	590

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	885	861

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	750	743
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	940	914
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3, CMO
5.43%, 2/17/40	610	594
Total Non-U.S. Government Mortgage-Backed Securities (Cost $7,759)		7,630
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.9%
U.S. Government Agency Obligations 0.3%
Ras Laffan Lending, 5.832%, 9/30/16 (1)	500	504
		504
U.S. Treasury Obligations 0.6%
U.S. Treasury Bonds, 4.50%, 2/15/36	162	154
U.S. Treasury Bonds, 5.375%, 2/15/31	375	402
U.S. Treasury Notes, 4.50%, 5/15/17	300	299
U.S. Treasury Notes, 4.875%, 6/30/12	450	462
		1,317
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $1,774)		1,821
FOREIGN GOVERNMENT
OBLIGATIONS & MUNICIPALITIES 6.5%
Owned No Guarantee 1.8%
OAO Gazprom, 7.288%, 8/16/37	1,150	1,181
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,765	1,816
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (1)	880	897
		3,894
Sovereign 4.7%
Federal Republic of Brazil, 8.00%, 1/15/18	276	304
Republic of South Africa, 6.50%, 6/2/14	1,110	1,154
Republic of Turkey, 7.375%, 2/5/25	575	592
United Mexican States, 5.625%, 1/15/17	5,980	5,983
United Mexican States, 7.50%, 4/8/33	880	1,051
United Mexican States, 8.125%, 12/30/19 (2)	880	1,076
		10,160
Total Foreign Government Obligations & Municipalities (Cost $13,741)		14,054
MUNICIPAL SECURITIES 0.4%
West Virginia 0.4%
Tobacco Settlement Fin. Auth., 7.467%, 6/1/47	860	822
Total Municipal Securities (Cost $860)		822
CONVERTIBLE BONDS 0.1%
Real Estate Investment Trusts 0.1%
ERP Operating Limited Partnership, 3.85%, 8/15/26	212	206
Total Convertible Bonds (Cost $209)		206
COMMON STOCKS 2.4%
FINANCIAL INSTITUTIONS 0.6%
Banking 0.5%
Citigroup	4	166
Citizens Republic Bancorp	4	78
JPMorgan Chase	9	396
U.S. Bancorp	10	324
		964
Insurance 0.0%
Marsh & McLennan	4	96
		96
Real Estate Investment Trusts 0.1%
Weingarten Realty Investors, REIT (2)	5	188
		188
Total Financial Institutions		1,248
INDUSTRIAL 1.1%
Basic Industry 0.4%
DuPont	4	186
International Paper	11	380
MeadWestvaco	12	386
		952
Communications 0.2%
AT&T	10	399
		399
Consumer Non-Cyclical 0.3%
Pfizer	18	435
UST	2	87
		522
Energy 0.2%
Chevron	5	468
		468
Total Industrial		2,341
UTILITY 0.7%
Electric 0.6%
Black Hills	8	330
Duke Energy	26	484
Energy East	9	252
Teco Energy	13	204
XCEL Energy	10	213
		1,483
Natural Gas 0.1%
Williams Companies	4	124
		124
Total Utility		1,607
Total Common Stocks (Cost $4,765)		5,196
PREFERRED STOCKS 0.1%
Real Estate Investment Trusts 0.1%
Roslyn Real Estate Asset, REIT	—	300
Total Preferred Stocks (Cost $307)		300
CONVERTIBLE PREFERRED STOCKS 0.2%
Insurance 0.2%
Fortis Insurance (1)	—	465
Total Convertible Preferred Stocks (Cost $350)		465
BOND MUTUAL FUNDS 2.3%
T. Rowe Price Institutional High Yield Fund, 8.20% (3)(4)	504	4,999
Total Bond Mutual Funds (Cost $5,257)		4,999
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Reserve Investment Fund, 5.51% (4)(5)	7,855	7,855
Total Short-Term Investments (Cost $7,855)		7,855
SECURITIES LENDING COLLATERAL 4.2%
Money Market Trust 4.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.314% (5)	9,059	9,059
Total Securities Lending Collateral (Cost $9,059)		9,059
Total Investments in Securities
103.8% of Net Assets (Cost $227,913)		$224,048

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$22,329 and represents 10.3% of net assets.
(2)	All or a portion of this security is on loan at August 31, 2007 -- total value of such securities at period-end amounts to $8,744. See Note 2.
(3)	SEC 30-day yield
(4)	Affiliated Companies
(5)	Seven-day yield
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Barclays, Protection Sold (Relevant Credit: Vale Overseas,
6.25%, 1/11/16), Receive 1.07%, Pay upon credit default,
2/20/17	2,000	(14)

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 0.76%, Pay upon credit
default, 5/20/17	1,000	(30)

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.40%, 9/15/08), Pay 0.21%, Receive upon credit
default, 6/20/17	(380)	4

Citigroup, Protection Bought (Relevant Credit: Bristol Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(380)	7

Citigroup, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.64%, Receive upon credit
default, 9/20/12	(840)	(6)

Citigroup, Protection Bought (Relevant Credit: Merck, 5.95%,
12/1/28), Pay 0.17%, Receive upon credit default, 6/20/17	(380)	2

Citigroup, Protection Bought (Relevant Credit: Pfizer, 4.65%,
3/1/18), Pay 0.11%, Receive upon credit default, 6/20/17	(380)	2

Citigroup, Protection Bought (Relevant Credit: Schering Plough
5.30%, 12/01/13), Pay 0.38%, Receive upon credit
default, 6/20/17	(380)	5

Citigroup, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.23%, Pay upon credit
default, 6/20/17	170	(5)

Goldman Sachs, Protection Bought (Relevant Credit: Arrow
Electronics, 6.875%, 6/1/18), Pay 0.59%, Receive upon credit
default, 9/20/12	(420)	(3)

Goldman Sachs, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(2,000)	10

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital,
6.00%, 6/15/12), Receive 0.185%, Pay upon credit default,
6/20/17	2,300	(55)
Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	895	2

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(1,200)	2

JPMorgan Chase, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 0.50%, Receive upon credit
default, 12/20/12	(895)	(2)

JPMorgan Chase, Protection Bought (Relevant Credit: Macy’s
Retail Holdings, 6.625%, 4/1/11), Pay 1.98%, Receive upon
credit default, 9/20/12	(301)	(14)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	1,200	(4)

JPMorgan Chase, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.20%, Pay upon credit
default, 6/20/17	80	(3)

Morgan Stanley, Protection Bought (Relevant Credit: Marsh &
McLennan, 5.375%, 7/15/14), Pay 0.70%, Receive upon credit
default, 6/20/12	(330)	(3)

Morgan Stanley, Protection Bought (Relevant Credit:
Meadwestvaco, 6.85%, 4/1/12), Pay 0.49%, Receive upon
credit default, 6/20/12	(1,300)	12

Morgan Stanley, Protection Sold (Relevant Credit: Avnet, 6.00%,
9/1/15), Receive 0.90%, Pay upon credit default, 9/20/12	420	5

Total Swaps (Premium Paid/Received $0)		(88)

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	8/31/07	5/31/07
T. Rowe Price
Institutional High Yield
Fund, 8.20%	$101	$-	$101	$4,999	$5,177
T. Rowe Price Reserve
Investment Fund, 5.51%	¤	¤	51	7,855	4,707

Totals			$152	$12,854	$9,884

‡	Includes dividend income of $152 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Corporate Income Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2007, the value of loaned securities was $8,744,000; aggregate collateral consisted of $9,059,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $227,913,000. Net unrealized loss aggregated $3,953,000 at period-end, of which $1,759,000 related to appreciated investments and $5,712,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund (reflected on the Affiliated Companies table). The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Corporate Income Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007